UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21680

                                                             Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Note 1.500%, 5/31/19	$350	$346

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $348)		346

FOREIGN GOVERNMENT SECURITIES—4.9%
Argentine Republic
Series X, 7.000%, 4/17/17	120	108
8.750%, 5/7/24	170	154
Series NY, 8.280%, 12/31/33(14)	442	382
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	65	46
RegS 8.250%, 10/13/24(4)	165	106
7.650%, 4/21/25	465	288
9.375%, 1/13/34	195	130
Commonwealth of Australia Series 130, 4.750%, 6/15/16	390AUD	354
Commonwealth of New Zealand
Series 415, 6.000%, 4/15/15	465NZD	368
Series 1217, 6.000%, 12/15/17	135NZD	112
Federative Republic of Brazil
12.500%, 1/5/22	250BRL	115
8.500%, 1/5/24	1,000BRL	370
Kingdom of Morocco 144A 4.250%, 12/11/22(3)(11)	200	199
Mongolia 144A 5.125%, 12/5/22(3)	200	179
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	123	122
Republic of Chile 5.500%, 8/5/20	100,500CLP	177
Republic of Colombia
12.000%, 10/22/15	215,000COP	113
Treasury Note, Series B, 11.250%, 10/24/18	240,000COP	142
4.375%, 3/21/23	229,000COP	97
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	200	182
Republic of Croatia 144A 6.375%, 3/24/21(3)	200	218
Republic of El Salvador 144A 6.375%, 1/18/27(3)	190	191
Republic of Iceland 144A 5.875%, 5/11/22(3)	175	197
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,766,000IDR	324
Series FR55, 7.375%, 9/15/16	2,422,000IDR	198
Series FR63, 5.625%, 5/15/23	905,000IDR	62
Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	170PEN	67
RegS 6.900%, 8/12/37(4)	265PEN	93

	PAR VALUE	VALUE
Republic of Philippines 4.950%, 1/15/21	$5,000PHP	$117
Republic of South Africa Series R203, 8.250%, 9/15/17	1,160ZAR	106
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	200	211
Republic of Uruguay 4.375%, 12/15/28(10)	2,200UYU	125
Russian Federation
144A 7.850%, 3/10/18(3)	10,000RUB	241
144A 4.875%, 9/16/23(3)(11)	200	197
United Mexican States
Series M, 6.000%, 6/18/15	6,795MXN	516
Series M, 6.500%, 6/9/22	4,590MXN	354

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,670)		6,961

MORTGAGE-BACKED SECURITIES—5.5%

Non-Agency—5.5%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	215	219
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	177	139
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	25	26
Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	102	97
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	211	225
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	300	338
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	123	136
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	96	96
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	118	121
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.755%, 5/25/24(2)	225	208
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 06-RP1, 1A4 144A 8.500%, 1/25/36(3)	120	130
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.991%, 8/10/45(2)	195	213
13-GC16, A2 3.033%, 11/10/46	800	826

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	$150	$152
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	242	241
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355	382
06-PW13, AM 5.582%, 9/11/41(2)	310	331
07- PW15, AM 5.363%, 2/11/44	150	156
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.465%, 11/23/43(2)(3)	5	5
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	300	324
07-LDPX, AM 5.464%, 1/15/49(2)	160	167
JPMorgan Chase Mortgage Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	221	229
MASTR Alternative Loan Trust
04-4, 6A1 5.500%, 4/25/34	141	149
04-6, 7A1 6.000%, 7/25/34	102	104
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(3)	160	164
05-1, 1A5 144A 8.000%, 8/25/34(3)	138	141
Morgan Stanley Capital I Trust 07-IQ14, AM 5.869%, 4/15/49(2)	115	120
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	170	170
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	169	173
04-R3, A1 144A 6.500%, 2/25/35(3)	112	115
Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32	159	164
Residential Funding Mortgage Securities I, Inc.
05-S1, 1A2 5.500%, 2/25/35	189	190
05-S9, A9 5.500%, 12/25/35	210	209
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 6/25/44(2)(3)	103	107
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	171	168
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	345	341

	PAR VALUE	VALUE

Non-Agency—(continued)
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.600%, 1/25/37(2)	$112	$112
Wells Fargo (Wachovia Bank Commercial Mortgage Trust) 07-C33, A5 6.140%, 2/15/51(2)	300	329
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust) 07-C32, A3 5.933%, 6/15/49(2)	300	325

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,650)		7,842

ASSET-BACKED SECURITIES—2.0%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	195	195
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	267	264
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.374%, 7/25/35(2)	251	250
05-12, 2A4 5.575%, 2/25/36(2)	160	155
Carfinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	265	271
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	161	163
Exeter Automobile Receivables Trust 14-1A, C 144A 3.570%, 7/15/19(3)	140	142
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	227	226
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	119	121
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	168	172
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(2)	158	164
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	88	92
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	161	162
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	239	241
Terwin Mortgage Trust 04-15ALT, A1 144A 5.665%, 7/25/34(2)(3)	79	77

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	$176	$182

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,839)		2,877

CORPORATE BONDS AND NOTES—30.3%

Consumer Discretionary—4.5%
Anna Merger Sub, Inc. 144A 7.750%, 10/1/22(3)	145	146
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	250BRL	97
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	165	158
Boyd Gaming Corp. 9.000%, 7/1/20	160	169
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	150	156
144A 6.125%, 7/1/22(3)	65	66
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	70	54
Caesars Entertainment Resort Properties LLC 144A 8.000%, 10/1/20(3)	50	50
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	95	83
CCO Holdings LLC 5.250%, 9/30/22	100	98
Chrysler Group LLC 8.250%, 6/15/21	220	241
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	180	181
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	360	375
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	209
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	45	35
iHeartCommunications, Inc.
10.000%, 1/15/18	50	42
144A 9.000%, 9/15/22(3)	65	65
Intelsat Jackson Holdings SA 5.500%, 8/1/23	115	110
International Game Technology 7.500%, 6/15/19	120	136
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	170	173
JC Penney Corp., Inc. 8.125%, 10/1/19	50	49
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	181
Meritor, Inc. 6.750%, 6/15/21	140	146
MHGE Parent LLC 144A 8.500%, 8/1/19(3)	155	147
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	155	158
Numericable Group SA 144A 6.000%, 5/15/22(3)	225	227
Penn National Gaming, Inc. 5.875%, 11/1/21	80	74
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	195	205

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
QVC, Inc. 5.125%, 7/2/22(11)	$125	$131
Scientific Games International, Inc. 144A 6.625%, 5/15/21(3)	195	164
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	50	49
Sinclair Television Group, Inc. 5.375%, 4/1/21	175	173
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	335	322
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	175	171
Station Casinos LLC 7.500%, 3/1/21	235	246
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(3)	405	397
Toll Brothers Finance Corp.
4.000%, 12/31/18	195	195
6.750%, 11/1/19	130	146
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	195	213
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	200	202
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200	207

		6,447

Consumer Staples—0.3%
Darling Ingredients, Inc. 5.375%, 1/15/22	181	183
Elizabeth Arden, Inc. 7.375%, 3/15/21	95	85
Ingles Markets, Inc. 5.750%, 6/15/23	140	141
Whitewave Foods Co. (The) 5.375%, 10/1/22	65	66

		475

Energy—5.9%
Atlas Energy Holdings Operating Co. LLC 144A 7.750%, 1/15/21(3)	65	64
BreitBurn Energy Partners 7.875%, 4/15/22	90	92
California Resources Corp. 144A 6.000%, 11/15/24(3)	155	160
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	205	196
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	75	78
CHC Helicopter SA 9.250%, 10/15/20	149	159
CITGO Petroleum Corp. 144A 6.250%, 8/15/22(3)	100	104
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	177
CONSOL Energy, Inc. 144A 5.875%, 4/15/22(3)	130	129
Denbury Resources, Inc. 5.500%, 5/1/22	185	184

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	$130	$135
Energy Transfer Partners LP 5.875%, 1/15/24	190	195
Energy XXI Gulf Coast, Inc. 144A 6.875%, 3/15/24(3)	235	221
EnQuest plc 144A 7.000%, 4/15/22(3)	200	189
EPL Oil & Gas, Inc. 8.250%, 2/15/18	165	170
EV Energy Partners LP 8.000%, 4/15/19	65	68
Exterran Partners LP 144A 6.000%, 10/1/22(3)	155	152
Forest Oil Corp. 7.250%, 6/15/19	190	180
FTS International, Inc. 144A 6.250%, 5/1/22(3)	90	89
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)(11)	200	189
Gulfmark Offshore, Inc. 6.375%, 3/15/22	155	150
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)	35	37
Kosmos Energy Ltd. 144A 7.875%, 8/1/21(3)	200	203
Laredo Petroleum, Inc. 7.375%, 5/1/22	185	195
Linn Energy LLC 6.500%, 5/15/19	155	153
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	150	159
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	90	93
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	105	103
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	200	173
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	243	252
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	150	152
Parker Drilling Co. (The) 7.500%, 8/1/20	165	173
Petrobras Global Finance BV 6.250%, 3/17/24	180	188
Petrobras International Finance Co. 5.375%, 1/27/21	150	151
Petroleos de Venezuela SA
Series 2015, 5.000%, 10/28/15	80	69
RegS 8.500%, 11/2/17(4)	820	648
144A 6.000%, 5/16/14(3)	530	275
Petroleos Mexicanos
6.000%, 3/5/20	360	409
144A 4.875%, 1/18/24(3)	60	63
PHI, Inc. 5.250%, 3/15/19	75	76
Plains Exploration & Production Co. 6.875%, 2/15/23	104	118

	PAR VALUE	VALUE

Energy—(continued)
QEP Resources, Inc. 6.875%, 3/1/21	$140	$153
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	200
Regency Energy Partners LP 5.875%, 3/1/22	145	152
Rosetta Resources, Inc. 5.875%, 6/1/22	175	175
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)	200	171
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	135	139
Targa Resources Partners LP 6.375%, 8/1/22	169	181
Transocean, Inc. 3.800%, 10/15/22	215	197
Tullow Oil plc 144A 6.000%, 11/1/20(3)	200	201

		8,340

Financials—8.9%
Aircastle Ltd. 5.125%, 3/15/21	345	342
Akbank TAS 144A 7.500%, 2/5/18(3)	300TRY	117
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(11)	230	245
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	207
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	155	167
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	260	283
Banco Bradesco S.A. 144A 5.900%, 1/16/21(3)(11)	195	203
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	160	159
144A 6.125%, 4/24/27(2)(3)(11)	215	229
Banco do Brasil S.A. 144A 5.375%, 1/15/21(3)(11)	195	197
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	145	157
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	330BRL	129
Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	155	153
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)(11)	320	354
Bancolombia S.A. 5.125%, 9/11/22	165	166
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	214
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)(11)	245	251
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	165	172
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)	200	201
CareTrust Partnership LP 144A 5.875%, 6/1/21(3)	150	151
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21	90	89
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	250	251
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	247

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Eurasian Development Bank 144A 4.767%, 9/20/22(3)(11)	$200	$194
Excel Trust LP 4.625%, 5/15/24	45	46
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	43
First Cash Financial Services, Inc. 6.750%, 4/1/21	110	115
First Niagara Financial Group, Inc. 7.250%, 12/15/21(11)	200	231
General Motors Financial Co., Inc. 4.750%, 8/15/17	300	316
Genworth Holdings, Inc. 4.900%, 8/15/23(11)	225	232
GLP Capital LP (GLP Financing II, Inc.)
4.375%, 11/1/18	5	5
4.875%, 11/1/20	140	143
5.375%, 11/1/23	5	5
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)(11)	185	199
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
6.000%, 8/1/20	70	72
5.875%, 2/1/22	150	150
International Lease Finance Corp. 5.875%, 8/15/22	150	157
iStar Financial, Inc. 5.000%, 7/1/19	105	102
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)(11)	200	195
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(11)	200	217
Korea Finance Corp. 4.625%, 11/16/21(11)	200	218
Leucadia National Corp. 5.500%, 10/18/23	110	115
Level 3 Financing, Inc. 7.000%, 6/1/20	185	196
Lincoln National Corp. 6.050%, 4/20/67(2)(5)(11)	175	179
Morgan Stanley
144A 10.090%, 5/3/17(3)	280BRL	112
Series H, 5.450%, 12/29/49(2)	200	199
MPT Operating Partnership LP 5.500%, 5/1/24	65	66
Nationstar Mortgage LLC 6.500%, 7/1/21	375	359
Navient LLC
4.875%, 6/17/19	45	45
5.500%, 1/25/23	180	173
Nordea Bank AB 144A 4.250%, 9/21/22(3)(11)	200	206
Onex York Acquisition Corp. 144A 8.500%, 10/1/22(3)	125	125

	PAR VALUE	VALUE

Financials—(continued)
PennantPark Investment Corp. 4.500%, 10/1/19	$165	$166
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	200	193
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	200	208
Progressive Corp. (The) 6.700%, 6/15/37(2)	225	246
Prudential Financial, Inc.
5.875%, 9/15/42(2)(11)	305	323
5.625%, 6/15/43(2)(5)	75	78
Regency Energy Partners LP 4.500%, 11/1/23	130	126
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)(11)	250	273
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)(11)	200	195
Sabra Health Care LP 5.500%, 2/1/21	95	97
Schaeffler Finance BV 144A 4.750%, 5/15/21(3)	205	205
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	161
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(11)	215	212
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	100	84
Voya Financial, Inc. ( f.k.a. ING (U.S.), Inc.) 5.650%, 5/15/53(2)	170	172
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	205	205
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	260	257
WideOpenWest Finance LLC 10.250%, 7/15/19	135	146
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)(11)	200	190

		12,651

Health Care—1.9%
Acadia Healthcare Co.,Inc. 5.125%, 7/1/22	65	64
Alere, Inc. 6.500%, 6/15/20	120	120
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)	40	40
Catamaran Corp. 4.750%, 3/15/21	120	116
Centene Corp. 4.750%, 5/15/22	150	151
Community Health Systems, Inc. (CHS)
144A 5.125%, 8/1/21(3)	40	40
144A 6.875%, 2/1/22(3)	120	126
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	150	137

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Endo Finance LLC 144A 5.375%, 1/15/23(3)	$270	$258
HCA, Inc. 6.500%, 2/15/20	170	186
IASIS Healthcare LLC 8.375%, 5/15/19	110	115
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	60	63
LifePoint Hospitals, Inc. 5.500%, 12/1/21	130	132
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	75	76
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	125	127
Salix Pharmaceuticals Ltd. 144A 6.000%, 1/15/21(3)	35	38
Select Medical Corp. 6.375%, 6/1/21	185	186
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	110	111
4.500%, 4/1/21	240	235
8.125%, 4/1/22	295	324
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	40	42
144A 7.500%, 7/15/21(3)	20	21
144A 5.625%, 12/1/21(3)	20	20

		2,728

Industrials—2.7%
AAR Corp. 7.250%, 1/15/22	150	162
ADT Corp. (The) 6.250%, 10/15/21	200	208
AECOM Technology Corp. 144A 5.750%, 10/15/22(3)	75	76
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	135	145
Air Canada
144A 6.750%, 10/1/19(3)	185	196
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	75	77
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	270	274
Ashtead Capital, Inc. 144A 5.625%, 10/1/24(3)	200	203
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	107	109
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	116	119
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	315	317
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	75	80
Carpenter Technology Corp. 4.450%, 3/1/23	160	164

	PAR VALUE	VALUE

Industrials—(continued)
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	$50	$51
DP World Ltd. 144A 6.850%, 7/2/37(3)	100	112
ESAL GmbH 144A 6.250%, 2/5/23(3)	200	195
Masco Corp. 5.950%, 3/15/22	135	147
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21(11)	137	148
Rexel SA 144A 5.250%, 6/15/20(3)	230	232
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	50	50
TransDigm, Inc. 144A 6.000%, 7/15/22(3)	190	188
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23(11)	317	368
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	184	198

		3,819

Information Technology—1.6%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	200	205
Avaya, Inc. 144A 7.000%, 4/1/19(3)	285	279
Ceridian LLC (Comdata, Inc.) 144A 8.125%, 11/15/17(3)	5	5
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22(11)	160	163
First Data Corp.
11.750%, 8/15/21	555	645
PIK Interest Capitalization, 144A 8.750%, 1/15/22(3)(12)	40	43
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	160	155
Infor Software Parent LLC PIK Interest Capitalization, 144A 7.125%, 5/1/21(3)(12)	55	55
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	135	133
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	15	15
Sanmina Corp. 144A 4.375%, 6/1/19(3)	45	44
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	200	194
Sophia Holding Finance LP PIK Interest Capitalization, 144A 9.625%, 12/1/18(3)(12)	150	152
Sungard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	100	75
VeriSign, Inc. 4.625%, 5/1/23	110	107

		2,270

Materials—2.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)(11)	230	238

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	$200	$200
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	210	207
Cascades, Inc. 144A 5.500%, 7/15/22(3)	235	229
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200	212
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55	55
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	200	196
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	240	270
Hexion U.S. Finance Corp.
8.875%, 2/1/18	95	97
6.625%, 4/15/20	85	86
Ineos Finance plc 144A 8.375%, 2/15/19(3)	120	129
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)(11)	200	194
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	80	82
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	115	110
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190	202
Samarco Mineracao SA 144A 5.375%, 9/26/24(3)	200	198
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	420	437
Tronox Finance LLC 6.375%, 8/15/20	130	131
United States Steel Corp. 6.875%, 4/1/21	205	219
Vale Overseas Ltd. 4.375%, 1/11/22	200	201
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	140	161

		3,854

Telecommunication Services—1.4%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	144
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)	200	211
CenturyLink, Inc. Series T 5.800%, 3/15/22	150	155
Cincinnati Bell, Inc. 8.375%, 10/15/20	120	127
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	165	182
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230	238
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(11)	200	205
Frontier Communications Corp. 6.250%, 9/15/21	105	105
Sprint Communications, Inc. 6.000%, 11/15/22	100	97

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Sprint Corp. 144A 7.250%, 9/15/21(3)	$125	$130
T-Mobile USA, Inc.
6.125%, 1/15/22	95	96
6.731%, 4/28/22	30	31
6.500%, 1/15/24	65	66
Windstream Corp. 7.750%, 10/15/20	260	275

		2,062

Utilities—0.4%
AmeriGas Partners LP 7.000%, 5/20/22	125	132
Calpine Corp. 144A 6.000%, 1/15/22(3)	5	5
Electricite de France SA 144A 5.250% (2)(3)(5)(6)(11)	200	203
NRG Energy, Inc.
7.875%, 5/15/21	25	27
6.625%, 3/15/23	130	135
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	135	134

		636

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $43,319)		43,282

LOAN AGREEMENTS(2)—7.3%

Consumer Discretionary—1.8%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	155	153
Affinity Gaming LLC 5.250%, 11/9/17	109	109
Aristocrat International Ltd. Tranche B, 0.000%, 9/29/21(8)	115	114
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	77
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 10.500%, 10/31/16	36	34
Tranche B-6, 6.948%, 3/1/17	66	60
Tranche B-7, 9.750%, 1/28/18	47	45
Caesars Growth Properties Holdings LLC Tranche B, First Lien 6.250%, 5/8/21	76	72
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	97	99
Clear Channel Communications, Inc. Tranche D, 6.904%, 1/30/19	450	431
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 8/8/22(8)	86	86
Fitness International LLC Tranche B, 5.500%, 7/1/20	141	140

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Granite Broadcasting Corp. Tranche B, First Lien 6.750%, 5/23/18	$62	$62
Key Safety Systems, Inc. 4.750%, 7/23/21	95	95
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	197	196
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	164	163
Marina District Finance Co., Inc. 6.750%, 8/15/18	72	73
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	160	163
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	102	104
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	63	62
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	226	222

		2,560

Consumer Staples—0.2%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	18	18
Albertson’s LLC Tranche B-4 4.500%, 8/8/21	122	122
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	113	116

		256

Energy—0.8%
Arch Coal, Inc. 6.250%, 5/16/18(8)	235	215
Chief Exploration & Development LLC Second Lien 7.500%, 5/16/21	136	136
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	121	118
Expro Finservices S.A.R.L. 5.750%, 8/12/21	94	94
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	186	187
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	108
Seadrill Operating LP 4.000%, 2/21/21	108	103
Templar Energy LLC Second Lien, 8.500%, 11/25/20	154	150

		1,111

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	191	181
Asurion LLC Second Lien, 0.000%, 3/3/21(8)	185	188

	PAR VALUE	VALUE

Financials—(continued)
Capital Automotive LP Second Lien, 0.000%, 4/30/20(8)	$88	$89
Walter Investment Management Corp. Tranche B 4.750%, 12/18/20	75	72

		530

Health Care—0.8%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	135	134
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	49	50
Second Lien, 11.000%, 1/2/19	32	33
CRC Health Corp. Tranche B, First Lien, 5.250%, 3/29/21	46	45
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	182	182
InVentiv Health, Inc. Tranche B-4 7.750%, 5/15/18	126	125
MMM Holdings, Inc. 9.750%, 12/12/17	44	44
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	32	32
NVA Holdings, Inc. Second Lien 8.000%, 8/8/22	102	102
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	37	37
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	88	88
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	47	47
Surgery Center Holdings, Inc.
First Lien, 6.000%, 4/11/19	44	44
Second Lien, 9.750%, 4/10/20	78	78
0.000%, 7/24/20(8)	20	20
Second Lien, 0.000%, 7/23/21(8)	63	62

		1,123

Industrials—1.0%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	15	15
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	148	146
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	155	151
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	35	35
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	133	134
DynCorp International, Inc. 0.000%, 7/7/16(8)	111	111

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Industrials—(continued)
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	$	130	$130
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18		77	77
Tranche B-4, 6.000%, 8/4/19		34	35
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 6/30/21		83	82
International Equipment Solutions Global B.V. 6.750%, 8/16/19		94	94
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien, 8.250%, 10/26/20		155	156
Navistar, Inc. Tranche B, 5.750%, 8/17/17		90	91
Sedgwick, Inc. Second Lien, 0.000%, 2/28/22(8)		155	152

			1,409

Information Technology—1.6%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21		89	89
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22		9	9
Attachmate Group, Inc. (The) First Lien, 7.250%, 11/22/17		53	54
Blue Coat Systems, Inc.
4.000%, 5/31/19		75	74
Second Lien, 9.500%, 6/26/20		361	361
Deltek, Inc. Second Lien, 10.000%, 10/10/19		96	97
Evergreen Skills Lux S.A.R.L. (Skillsoft Corp.) Second Lien, 7.750%, 4/28/22		81	78
First Data Corp. 3.655%, 3/23/18		246	242
Infinity Acquisition Ltd. 4.250%, 8/6/21		78	76
IPC Systems, Inc. First Lien, 6.000%, 11/8/20		99	99
Kronos, Inc.
First Lien, 4.500%, 10/30/19		1	1
Second Lien, 9.750%, 4/30/20		141	145
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20		100	100
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21		272	272
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19		175	167
SRA International, Inc. 0.000%, 7/20/18(8)		122	122

		PAR VALUE	VALUE

Information Technology—(continued)
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	$	95	$88
Travelport Finance (Luxembourg) S.A.R.L. 6.000%, 8/13/21		91	91
Wall Street Systems, Inc. 4.500%, 4/30/21		99	99

			2,264

Materials—0.4%
Berry Plastics Groups, Inc. Tranche E, 3.750%, 1/6/21		199	195
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/28/19		60	59
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20		95	96
Maple Hill Acquisition LLC (Berlin Packaging LLC) Second Lien, 0.000%, 9/24/22(8)		16	16
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19		171	166

			532

Telecommunication Services—0.3%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21		179	177
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19		98	98
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19		89	88
Securus Technologies Holdings, Inc. Second Lien, 9.000%, 4/30/21		70	70

			433

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21		40	39
ExGen Renewables I LLC 5.250%, 2/6/21		45	45

Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.650%, 10/10/17(14)		125	93

			177

TOTAL LOAN AGREEMENTS (Identified Cost $10,466)			10,395

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCKS—1.3%

Energy—0.2%
PTT Exploration & Production PCL, 144A, 4.875%(2)(3)	200	(9)	$202

Financials—1.1%
Ally Financial, Inc. Series A, 8.500%(2)	6,735		181
Citigroup, Inc. Series J, 7.125%	6,800		182
General Electric Capital Corp.
Series B, 6.250%(2)	100	(9)	108
Series C, 5.250%(2)	100	(9)	100
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	185	(9)	188
JPMorgan Chase & Co.
Series Q, 5.150%(2)(11)	200	(9)	190
Series V, 5.000%(2)	190	(9)	185
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(11)	140	(9)	133
Wells Fargo & Co. Series K, 7.980%(2)(11)	140	(9)	153
Zions Bancorp, 6.950%(2)	7,760		207

			1,627

TOTAL PREFERRED STOCKS (Identified Cost $1,838)			1,829

COMMON STOCKS—80.5%

Consumer Discretionary—2.0%
Eutelsat Communications SA	38,816		1,253
SES SA	46,144		1,596

			2,849

Energy—22.3%
Enbridge, Inc.	128,076		6,132
Keyera Corp.	20,420		1,645
Kinder Morgan, Inc.	85,586		3,281
ONEOK, Inc.	27,510		1,803
Pembina Pipeline Corp.	54,930		2,314
Plains GP Holdings LP	42,070		1,290
Spectra Energy Corp.	97,210		3,817
TransCanada Corp.	85,408		4,401
Williams Cos., Inc. (The)	128,384		7,106

			31,789

Financials—4.0%
American Tower Corp.	29,520		2,764

	SHARES	VALUE

Financials—(continued)
Crown Castle International Corp.	37,185	$2,995

		5,759

Industrials—11.2%
Abertis Infraestructuras S.A.	108,307	2,140
Atlantia SpA	109,824	2,712
Auckland International Airport Ltd.	424,197	1,275
Ferrovial S.A.	81,699	1,584
Flughafen Zuerich AG	2,184	1,371
Fraport AG Frankfurt Airport Services Worldwide	19,239	1,265
Sydney Airport	387,590	1,449
Transurban Group	415,231	2,807
Vinci SA	24,207	1,407

		16,010

Telecommunication Services—15.1%
AT&T, Inc.	134,490	4,739
BCE, Inc.	21,187	906
BT Group plc	291,967	1,797
Nippon Telegraph & Telephone Corp. ADR	36,805	1,145
Singapore Telecommunications Ltd.	605,000	1,802
TDC A/S	171,140	1,300
TELUS Corp.	42,322	1,452
Verizon Communications, Inc.	91,489	4,573
Vodafone Group plc ADR	80,967	2,663
Windstream Holdings, Inc.	104,417	1,126

		21,503

Utilities—25.9%
Allette, Inc.	22,110	981
American Water Works Co., Inc.	32,495	1,567
APA Group	179,000	1,166
Cleco Corp.	23,210	1,118
CMS Energy Corp.	39,050	1,158
Dominion Resources, Inc.	30,668	2,119
DTE Energy Co.	16,600	1,263
Edison International	20,520	1,148
Gas Natural SDG S.A.	39,095	1,151
Hera SpA	397,930	1,053
Iberdrola S.A.	201,480	1,443
ITC Holdings Corp.	31,710	1,130
National Grid plc	269,444	3,879
NextEra Energy, Inc.	35,610	3,343
NiSource, Inc.	47,835	1,960
Northeast Utilities	25,945	1,149

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities—(continued)
Pennon Group plc	95,025	$1,219
Portland General Electric Co.	37,620	1,208
PPL Corp.	33,910	1,114
Public Service Enterprise Group, Inc.	35,980	1,340
Questar Corp.	38,780	864
Scottish & Southern Energy plc	63,320	1,588
Sempra Energy	26,735	2,817
Snam Rete Gas SpA	202,197	1,119

		36,897

TOTAL COMMON STOCKS (Identified Cost $92,865)		114,807

PURCHASED OPTIONS—0.1%

S&P 500® Index Fund expiration 10/3/14 strike price $1,825(13)	592	62
S&P 500® Index Fund expiration 10/3/14 strike price $1,895(13)	655	49
S&P 500® Index Fund expiration 10/3/14 strike price $2,100(13)	592	6
S&P 500® Index Fund expiration 10/3/14 strike price $2,100(13)	655	0

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $209)		117

TOTAL LONG TERM INVESTMENTS—132.1% (Identified Cost $167,204)		188,456(15)

SHORT-TERM INVESTMENTS—1.9%

Money Market Mutual Funds—1.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.080%)	2,723,682	2,724

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,724)		2,724

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS —134.0% (Identified Cost $169,928)		191,180(1)

WRITTEN OPTIONS—(0.4)%

S&P 500® Index Fund expiration 10/10/14 strike price $1,890(13)	592	(249)
S&P 500® Index Fund expiration 10/10/14 strike price $2,050(13)	592	(15)
S&P 500® Index Fund expiration 10/3/14 strike price $1,955(13)	655	(347)

	SHARES	VALUE

S&P 500® Index Fund expiration 10/3/14 strike price $2,060(13)	655	$(3)

TOTAL WRITTEN OPTIONS—(0.4)% (Premiums Received $542)		(614)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—133.6% (Identified Cost $169,386)		190,566

Other assets and liabilities, net—(33.6)%		(47,955)

NET ASSETS—100.0%	$	142,611

Abbreviations:

ADR	American Depositary Receipt
GDN	Global Depository Notes
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $29,382 or 20.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(11)	All or a portion is segregrated as collateral for written options.
(12)	100% of the income received was in cash.
(13)	Non-income producing.
(14)	Security in default, interest payments are being received during the bankruptcy poceedings
(15)	All or a portion of the portfolio is segregated as collateral for borrowings.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	57%
Canada	10
United Kingdom	6
Australia	3
Italy	3
Spain	3
Luxembourg	2
Other	16

Total	100%

† % of total investments net of written options as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

Investment in Securities:	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset Backed Securities	$2,877	$—	$2,877
Corporate Bonds and Notes	43,282	—	43,282
Foreign Government Securities	6,961	—	6,961
Loan Agreements	10,395	—	10,395
Mortgage-Backed Securities	7,842	—	7,842
U.S. Government Securities	346	—	346
Equity Securities:
Common Stocks	114,807	114,807	—
Preferred Stocks	1,829	570	1,259
Purchased Options	117	117	—
Short-Term Investments	2,724	2,724	—

Total Investments before Written Options	$191,180	$118,218	$72,962

Written Options	$(614)	$(614)	—

Total Investments Net of Written Options	$190,566	$117,604	$72,962

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”) generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2014 the Fund did not hold any illiquid and restricted securities.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2014 federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

Securities	$ 169,866	$25,514	$(4,200)	$21,314
Written Options	(542)	36	(108)	(72)

NOTE 4— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.